----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 12/31/2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290, Sacramento CA 95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer              (916) 561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Sacramento, CA       January 23, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                         ------------

Form 13F Information Table Entry Total:            92
                                         ------------

Form 13F Information Table Value Total: $     128,748
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                December 31, 2000

                                                                                                              Voting Authority
                                                                                                         ---------------------------
                                                           Value   Shares/  Sh/  Put/ Invstmt   Other
    Name of Issuer             Title of class    CUSIP    (x$1000) Prn Amt  Prn  Call Dscretn  Managers     Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Hldg NV ADR           COM              000937102    3537   155475   SH         Sole                                155475
Aegon NV ADR                   COM              007924103    3917    94533   SH         Sole                                 94533
Alcoa Inc                      COM              013817101     387    11540   SH         Sole                                 11540
American Exp Corp              COM              025816109    4113    74864   SH         Sole                                 74864
American Home Products         COM              026609107     281     4427   SH         Sole                                  4427
American Power Conversion      COM              029066107     270    21838   SH         Sole                                 21838
Anheuser Busch                 COM              035229103     303     6655   SH         Sole                                  6655
Apollo Group Inc Cl A          COM              037604105     599    12185   SH         Sole                                 12185
Apple Computer Inc             COM              037833100     210    14115   SH         Sole                                 14115
Applera Corp Applied Biosystem COM              038020103    3873    41171   SH         Sole                                 41171
Astrazeneca                    COM              046353108     318     6180   SH         Sole                                  6180
Banc One                       COM              059438101     305     8324   SH         Sole                                  8324
Bank of America Corp           COM              060505104     305     6655   SH         Sole                                  6655
Bank of New York Inc           COM              064057102    4610    83538   SH         Sole                                 83538
Biogen Inc                     COM              090597105     309     5138   SH         Sole                                  5138
Bristol Myers Squibb           COM              110122108    4576    61895   SH         Sole                                 61895
British Awys Plc ADR           COM              110419306     266     4432   SH         Sole                                  4432
Canon Inc                      COM              138006309     229     6805   SH         Sole                                  6805
Capital One Finl Corp          COM              14040H105     480     7298   SH         Sole                                  7298
Caterpillar Inc                COM              149123101     337     7130   SH         Sole                                  7130
Chase Manhattan Corp New       COM              16161A108     313     6887   SH         Sole                                  6887
Cisco Systems Inc              COM              17275R102     941    24598   SH         Sole                                 24598
Citigroup                      COM              172967101    4483    87804   SH         Sole                                 87804
City Natl Corp                 COM              178566105     411    10592   SH         Sole                                 10592
Computer Assoc Intl Inc        COM              204912109    1247    63932   SH         Sole                                 63932
Conoco Inc Cl A                COM              208251306     437    15265   SH         Sole                                 15265
Corning Inc                    COM              219350105    1221    23124   SH         Sole                                 23124
Costco Co Inc                  COM              22160Q102    3778    94593   SH         Sole                                 94593
Dana Corp                      COM              235811106     163    10653   SH         Sole                                 10653
De Beers Cons Mines Ltd Adr    COM                            269    10065   SH         Sole                                 10065
Dell Computer Corp             COM              247025109    1627    93278   SH         Sole                                 93278
Diageo Plc Spons Adr New       COM              25243Q205     325     7326   SH         Sole                                  7326
Dow Chemical Co                COM              260543103     253     6910   SH         Sole                                  6910
Drexler Technology             COM                            239    17280   SH         Sole                                 17280
Duke Energy Corp               COM              264399106     299     3505   SH         Sole                                  3505
Eastman Kodak                  COM              277461109     239     6080   SH         Sole                                  6080
Ericsson L M Tel Co ADR Cl B   COM              294821400     157    14060   SH         Sole                                 14060
Estee Lauder                   COM              518439104    3471    79233   SH         Sole                                 79233
Exxon Mobil Corp               COM              30231G102    4274    49160   SH         Sole                                 49160
Fleet Boston Finl Corp         COM              339030108     304     8094   SH         Sole                                  8094
Flextronics Intl LTD Ord       COM              Y2573F102     300    10522   SH         Sole                                 10522
Gehl Co                        COM              368483103     266    19333   SH         Sole                                 19333
General Electric Co            COM              369604103     890    18557   SH         Sole                                 18557
H J Heinz Co                   COM              423074103     316     6662   SH         Sole                                  6662
Ims Health                     COM              449934108     513    18998   SH         Sole                                 18998
Intel Corp                     COM              458140100    2974    98943   SH         Sole                                 98943
Koninklijke Ahold NV           COM              500467303    2694    82878   SH         Sole                                 82878
Martin Marietta Materials      COM              573284106     354     8372   SH         Sole                                  8372
Maytag Corp                    COM              578592107     324    10015   SH         Sole                                 10015
McCormick & Co Inc Non-Vote    COM              579780206     398    11030   SH         Sole                                 11030
Mellon Bank Corp               COM              585509102     312     6345   SH         Sole                                  6345
Merck & Co Inc                 COM              589331107    4797    51232   SH         Sole                                 51232
Mercury Interactive Corp       COM              589405109     314     3478   SH         Sole                                  3478

                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                December 31, 2000

                                                                                                              Voting Authority
                                                                                                         ---------------------------
                                                           Value   Shares/  Sh/  Put/ Invstmt   Other
    Name of Issuer             Title of class    CUSIP    (x$1000) Prn Amt  Prn  Call Dscretn  Managers     Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Company Inc      COM              590188108    4847    71088   SH         Sole                                 71088
Microsoft Corp                 COM              594918104    3027    69788   SH         Sole                                 69788
Minnesota Mng & Mfg Co         COM              604059105     357     2964   SH         Sole                                  2964
Nestle S A Spons Adr           COM              641069406    4172    36043   SH         Sole                                 36043
Nokia Corp Adr                 COM              654902204    4104    94334   SH         Sole                                 94334
Oracle Corp                    COM              68389X105     624    21459   SH         Sole                                 21459
Oxford Health Plans            COM              691471106     645    16337   SH         Sole                                 16337
Paychex Inc                    COM              704326107     352     7245   SH         Sole                                  7245
Pfizer Inc                     COM              717081103    5288   114959   SH         Sole                                114959
Platforms Int'l Corp           COM                              1    16900   SH         Sole                                 16900
Ppg Industries                 COM              693506107     234     5053   SH         Sole                                  5053
Procter & Gamble               COM              742718109    3559    45376   SH         Sole                                 45376
Progress Software              COM              743312100     285    19750   SH         Sole                                 19750
Qualcomm Inc                   COM              747525103     325     3955   SH         Sole                                  3955
Regions Financial Corp         COM              758940100     315    11520   SH         Sole                                 11520
Repsol Sa Ads                  COM              76026T205     216    13425   SH         Sole                                 13425
Rio Tinto Plc Spons Adr        COM              767204100     256     3550   SH         Sole                                  3550
S & P Mid Cap 400 Dep Rcpts    COM              595635103    1760    18652   SH         Sole                                 18652
Sabre Grp Hldgs                COM              785905100     492    11407   SH         Sole                                 11407
Siemens AG - Unsponsored ADR   COM              826197402    4213    32100   SH         Sole                                 32100
Sony Corp Adr                  COM              835699307    2552    36586   SH         Sole                                 36586
Southwest Airlines Co          COM              844741108     527    15720   SH         Sole                                 15720
Sp Dep Rec Unit Ser 1          COM              78462F103    3161    24098   SH         Sole                                 24098
Staples Inc                    COM              855030102     229    19374   SH         Sole                                 19374
Sungard Data Sys Inc           COM              867363103     441     9362   SH         Sole                                  9362
Synopsys Inc                   COM              871607107     393     8277   SH         Sole                                  8277
T Rowe Price Assoc             COM              741477103     391     8970   SH         Sole                                  8970
Time Warner Inc                COM              887315109    2433    46570   SH         Sole                                 46570
Varco International            COM              922126107     441    20271   SH         Sole                                 20271
Verizon Communications         COM              92343v104     246     4910   SH         Sole                                  4910
Visx Intl                      COM                            112    10711   SH         Sole                                 10711
Vitesse Semicondutor           COM              928497106     308     5560   SH         Sole                                  5560
Vivendi Universal              COM              92851S204    2492    38154   SH         Sole                                 38154
Vodafone Grp Plc Adr           COM              92857T107    3165    88368   SH         Sole                                 88368
WEBS Index Fd Inc Japan        COM              92923H889     112    10130   SH         Sole                                 10130
Wal Mart Stores                COM              931142103    4110    77357   SH         Sole                                 77357
Walgreen Co                    COM              931422109    1936    46300   SH         Sole                                 46300
Worldcom Inc                   COM              98157d106    2151   152971   SH         Sole                                152971
XL Capital Ltd                 COM              G3242A102     348     3980   SH         Sole                                  3980
REPORT SUMMARY                 92  DATA RECORDS            128748              OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.


                                       2